John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 11/30/19

Fund’s investments
As of 11-30-19 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 9.1%					$492,912,035
(Cost $448,616,408)
U.S. Government 9.1%					492,912,035
U.S. Treasury
Bond	2.750	11-15-42		56,240,000	61,954,072
Bond	3.000	02-15-49		72,175,000	84,498,318
Bond	3.125	02-15-43		67,010,000	78,430,494
Bond	4.375	02-15-38		47,125,000	64,123,135
Note	2.000	11-15-26		31,370,000	31,936,131
Note	2.375	02-29-24		46,960,000	48,383,475
Note	2.375	04-30-26		14,140,000	14,703,943
Note	2.375	05-15-29		74,775,000	78,595,535

Note	2.625	02-15-29		28,255,000	30,286,932
Foreign government obligations 22.7%					$1,230,730,228
(Cost $1,292,613,815)
Australia 0.4%					19,956,567
New South Wales Treasury Corp.	4.000	04-08-21	AUD	8,000,000	5,642,860
Queensland Treasury Corp.	5.500	06-21-21	AUD	19,750,000	14,313,707
Austria 0.3%					17,102,857
Republic of Austria (A)	0.500	02-20-29	EUR	14,675,000	17,102,857
Brazil 1.7%					89,386,080
Federative Republic of Brazil	10.000	01-01-21	BRL	108,465,000	28,036,773
Federative Republic of Brazil	10.000	01-01-23	BRL	225,440,000	61,349,307
Canada 4.4%					240,432,812
Export Development Canada	2.400	06-07-21	AUD	4,145,000	2,861,537
Government of Canada	0.500	03-01-22	CAD	39,455,000	28,997,331
Government of Canada	0.750	09-01-20	CAD	73,820,000	55,181,325
Government of Canada	1.500	09-01-24	CAD	53,155,000	40,035,323
Government of Canada	2.250	03-01-24	CAD	55,058,000	42,711,296
Province of British Columbia (A)	6.600	01-09-20	INR	584,515,000	8,151,419
Province of Ontario	2.900	06-02-28	CAD	13,400,000	10,725,952
Province of Ontario	3.450	06-02-45	CAD	11,995,000	10,902,780
Province of Ontario	3.500	06-02-24	CAD	42,905,000	34,583,051
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,282,798
Colombia 1.5%					79,555,594
Republic of Colombia	4.000	02-26-24		17,000,000	17,802,060
Republic of Colombia	7.000	05-04-22	COP	81,417,000,000	24,053,128
Republic of Colombia	10.000	07-24-24	COP	70,698,700,000	23,669,814
Republic of Colombia	11.000	07-24-20	COP	47,392,100,000	14,030,592
Finland 0.3%					14,799,657
Republic of Finland (A)	0.500	09-15-28	EUR	12,680,000	14,799,657
Hungary 0.9%					46,157,552
Republic of Hungary	6.250	01-29-20		21,480,000	21,597,728
Republic of Hungary	6.375	03-29-21		23,230,000	24,559,824
Indonesia 2.6%					140,315,055
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	10,749,211
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	7,031,257
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	12,965,198
Republic of Indonesia	5.625	05-15-23	IDR	27,514,000,000	1,913,047
Republic of Indonesia (A)	5.875	01-15-24		5,125,000	5,780,481
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	$4,046,585
Republic of Indonesia	6.500	06-15-25	IDR	89,106,000,000	6,323,063
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,173,962
Republic of Indonesia	7.000	05-15-22	IDR	46,323,000,000	3,347,072
Republic of Indonesia	7.000	05-15-27	IDR	142,022,000,000	10,086,935
Republic of Indonesia	7.000	09-15-30	IDR	189,090,000,000	13,266,280
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,637,335
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,363,819
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,422,380
Republic of Indonesia	8.250	07-15-21	IDR	23,698,000,000	1,739,270
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,430,940
Republic of Indonesia	8.375	03-15-24	IDR	214,418,000,000	16,235,266
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,270,956
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	13,711,620
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,820,378
Ireland 1.3%					69,504,019
Republic of Ireland	3.400	03-18-24	EUR	29,580,000	37,876,021
Republic of Ireland	3.900	03-20-23	EUR	25,095,000	31,627,998
Japan 1.0%					54,008,131
Government of Japan	0.100	12-20-23	JPY	5,843,450,000	54,008,131
Malaysia 1.6%					87,085,232
Government of Malaysia	3.620	11-30-21	MYR	37,200,000	9,005,774
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,095,555
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,375,276
Government of Malaysia	3.844	04-15-33	MYR	57,566,000	13,969,609
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,994,147
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,733,661
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,358,108
Government of Malaysia	4.160	07-15-21	MYR	65,363,000	15,910,559
Government of Malaysia	4.642	11-07-33	MYR	29,090,000	7,642,543
Norway 1.0%					55,975,298
Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	21,838,958
Government of Norway (A)	3.750	05-25-21	NOK	303,765,000	34,136,340
Philippines 2.2%					121,149,376
Republic of Philippines	0.875	05-17-27	EUR	17,540,000	19,758,984
Republic of Philippines	3.375	08-20-20	PHP	89,890,000	1,765,303
Republic of Philippines	3.500	03-20-21	PHP	157,240,000	3,084,723
Republic of Philippines	3.500	04-21-23	PHP	655,120,000	12,645,431
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	826,404
Republic of Philippines	4.950	01-15-21	PHP	325,590,000	6,466,087
Republic of Philippines	5.500	03-08-23	PHP	261,150,000	5,382,809
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,452,705
Republic of Philippines	6.250	03-12-24	PHP	461,410,000	9,829,012
Republic of Philippines	6.250	01-14-36	PHP	499,000,000	11,862,482
Republic of Philippines	6.500	04-28-21	PHP	357,660,000	7,276,713
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,432,904
Republic of Philippines	8.000	07-19-31	PHP	737,475,000	18,498,509
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	10,867,310
Portugal 1.4%					77,378,683
Republic of Portugal (A)	2.125	10-17-28	EUR	22,105,000	28,102,671
Republic of Portugal (A)	3.850	04-15-21	EUR	20,380,000	23,810,148
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Portugal (continued)
Republic of Portugal (A)	5.125	10-15-24		22,575,000	$25,465,864
Qatar 0.4%					22,648,761
State of Qatar (A)	4.000	03-14-29		10,455,000	11,647,916
State of Qatar (A)	4.817	03-14-49		8,900,000	11,000,845
Singapore 1.2%					66,792,687
Republic of Singapore	1.750	04-01-22	SGD	31,630,000	23,243,202
Republic of Singapore	3.250	09-01-20	SGD	58,835,000	43,549,485
Sweden 0.4%					23,969,995
Kingdom of Sweden (A)	0.125	04-24-23	EUR	21,340,000	23,969,995
United Kingdom 0.1%					4,511,872
Government of United Kingdom	3.750	09-07-20	GBP	3,410,000	4,511,872

Corporate bonds 47.7%					$2,591,684,052
(Cost $2,542,568,086)
Communication services 5.5%					297,185,684
Diversified telecommunication services 1.3%
GCI LLC (A)	6.625	06-15-24		19,505,000	21,114,163
Verizon Communications, Inc.	3.376	02-15-25		8,145,000	8,603,800
Verizon Communications, Inc.	4.016	12-03-29		14,525,000	16,197,084
Verizon Communications, Inc.	4.329	09-21-28		20,424,000	23,164,321
Entertainment 0.6%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		5,635,000	5,424,927
Lions Gate Capital Holdings LLC (A)(B)	6.375	02-01-24		16,135,000	15,691,288
Netflix, Inc. (A)	5.375	11-15-29		13,335,000	14,036,421
Media 3.4%
Cablevision Systems Corp.	5.875	09-15-22		8,930,000	9,622,075
CCO Holdings LLC (A)	5.000	02-01-28		16,005,000	16,845,263
CCO Holdings LLC (A)	5.125	05-01-27		17,810,000	18,878,600
Charter Communications Operating LLC	5.125	07-01-49		20,905,000	22,624,126
Comcast Corp.	4.150	10-15-28		4,930,000	5,557,832
CSC Holdings LLC (A)	5.375	02-01-28		14,225,000	15,042,938
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	13,381,975
CSC Holdings LLC (A)	5.750	01-15-30		16,615,000	17,508,056
CSC Holdings LLC (A)	7.500	04-01-28		5,955,000	6,706,819
DISH DBS Corp. (B)	5.875	07-15-22		9,270,000	9,687,150
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		15,810,000	16,304,063
Sirius XM Radio, Inc. (A)	4.625	05-15-23		2,105,000	2,136,575
Sirius XM Radio, Inc. (A)	5.375	07-15-26		7,830,000	8,270,438
WMG Acquisition Corp. (A)	5.500	04-15-26		19,204,000	20,260,220
Wireless telecommunication services 0.2%
T-Mobile USA, Inc.	6.500	01-15-26		9,465,000	10,127,550
Consumer discretionary 4.4%					238,913,671
Automobiles 0.1%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,465,312
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.750	06-01-26		11,385,000	12,096,563
Hotels, restaurants and leisure 2.0%
Connect Finco Sarl (A)	6.750	10-01-26		4,970,000	5,100,463
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	12,147,363
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		6,553,000	6,798,738
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		16,567,000	$17,562,677
New Red Finance, Inc. (A)(B)	3.875	01-15-28		16,045,000	16,145,281
New Red Finance, Inc. (A)	4.250	05-15-24		14,920,000	15,255,700
New Red Finance, Inc. (A)(B)	5.000	10-15-25		22,080,000	22,897,622
Yum! Brands, Inc. (A)	4.750	01-15-30		10,625,000	10,996,875
Household durables 0.4%
Lennar Corp.	4.750	11-29-27		22,295,000	24,022,863
Internet and direct marketing retail 0.9%
Amazon.com, Inc.	3.150	08-22-27		6,495,000	6,901,399
Expedia Group, Inc. (A)	3.250	02-15-30		8,095,000	7,891,509
Expedia Group, Inc.	3.800	02-15-28		16,295,000	16,857,451
Expedia Group, Inc.	5.000	02-15-26		12,955,000	14,380,811
Leisure products 0.8%
Diamond Sports Group LLC (A)	5.375	08-15-26		20,125,000	20,426,875
Diamond Sports Group LLC (A)(B)	6.625	08-15-27		24,588,000	23,966,169
Consumer staples 1.7%					90,296,336
Beverages 0.2%
Molson Coors Brewing Company	1.250	07-15-24	EUR	7,370,000	8,322,553
Food products 1.2%
JBS Investments II GmbH (A)	7.000	01-15-26		4,715,000	5,103,988
Post Holdings, Inc. (A)	5.000	08-15-26		22,380,000	23,498,552
Post Holdings, Inc. (A)(B)	5.625	01-15-28		12,890,000	13,760,075
Post Holdings, Inc. (A)	5.750	03-01-27		21,395,000	22,919,822
Personal products 0.3%
Natura Cosmeticos SA (A)	5.375	02-01-23		4,245,000	4,430,719
Walnut Bidco PLC (A)	6.750	08-01-24	EUR	5,705,000	6,568,445
Walnut Bidco PLC (A)	9.125	08-01-24		5,500,000	5,692,182
Energy 9.7%					524,959,109
Oil, gas and consumable fuels 9.7%
Aker BP ASA (A)	4.750	06-15-24		8,220,000	8,559,075
Aker BP ASA (A)	5.875	03-31-25		590,000	622,450
Continental Resources, Inc.	4.375	01-15-28		19,290,000	19,931,961
DCP Midstream Operating LP	5.125	05-15-29		12,000,000	12,180,000
DCP Midstream Operating LP	5.375	07-15-25		19,670,000	20,948,157
Enable Midstream Partners LP	4.150	09-15-29		13,344,000	12,448,289
Enbridge, Inc.	4.250	12-01-26		20,395,000	22,231,618
Energy Transfer Operating LP	5.500	06-01-27		5,005,000	5,531,329
Enterprise Products Operating LLC	3.125	07-31-29		27,870,000	28,368,821
EOG Resources, Inc.	4.150	01-15-26		5,080,000	5,589,610
Indika Energy Capital III Pte, Ltd. (A)(B)	5.875	11-09-24		13,160,000	12,587,129
Kinder Morgan, Inc.	4.300	06-01-25		5,250,000	5,659,698
Marathon Oil Corp.	4.400	07-15-27		22,375,000	24,088,767
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		13,090,000	13,306,802
Murphy Oil Corp.	6.875	08-15-24		11,660,000	12,203,939
Occidental Petroleum Corp.	2.900	08-15-24		17,975,000	18,059,561
Occidental Petroleum Corp.	3.500	08-15-29		17,965,000	18,141,188
Parsley Energy LLC (A)	5.375	01-15-25		20,960,000	21,431,181
Parsley Energy LLC (A)	5.625	10-15-27		23,250,000	24,034,688
PBF Holding Company LLC	7.250	06-15-25		22,930,000	24,248,475
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,561,492
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Pertamina Persero PT (A)	4.300	05-20-23		9,830,000	$10,355,284
Petrobras Global Finance BV (A)	5.093	01-15-30		27,589,000	28,885,683
Petrobras Global Finance BV	5.750	02-01-29		3,990,000	4,384,212
Petrobras Global Finance BV	5.999	01-27-28		2,675,000	2,978,118
Petrobras Global Finance BV	6.900	03-19-49		9,265,000	10,596,381
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	9,308,333
Sabine Pass Liquefaction LLC	5.000	03-15-27		5,065,000	5,544,769
Saudi Arabian Oil Company (A)	3.500	04-16-29		27,470,000	28,627,230
Saudi Arabian Oil Company (A)	4.250	04-16-39		17,620,000	18,961,827
Saudi Arabian Oil Company (A)	4.375	04-16-49		13,210,000	14,446,976
Targa Resources Partners LP	5.875	04-15-26		10,745,000	11,305,889
The Williams Companies, Inc.	3.600	03-15-22		14,135,000	14,508,343
The Williams Companies, Inc.	4.300	03-04-24		3,960,000	4,182,740
The Williams Companies, Inc.	4.550	06-24-24		13,696,000	14,661,478
TransCanada PipeLines, Ltd.	4.250	05-15-28		5,195,000	5,717,401
Valero Energy Corp.	3.400	09-15-26		5,490,000	5,696,844
WPX Energy, Inc. (B)	5.750	06-01-26		20,525,000	21,063,371
Financials 12.2%					663,705,375
Banks 9.2%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	8,324,702
Bank of America Corp. (2.456% to 10-22-24, then 3 month LIBOR + 0.870%)	2.456	10-22-25		11,680,000	11,718,442
Bank of America Corp. (3.194% to 7-23-29, then 3 month LIBOR + 1.180%)	3.194	07-23-30		21,150,000	21,844,286
Bank of America Corp. (3.419% to 12-20-27, then 3 month LIBOR + 1.040%)	3.419	12-20-28		17,836,000	18,699,979
Bank of America Corp. (3.974% to 2-7-29, then 3 month LIBOR + 1.210%)	3.974	02-07-30		5,180,000	5,662,393
Bank of Ireland Group PLC (A)	4.500	11-25-23		7,820,000	8,283,179
BNG Bank NV	0.250	02-22-23	EUR	8,805,000	9,897,908
BNG Bank NV	0.250	06-07-24	EUR	10,700,000	12,089,719
CIT Group, Inc. (5.800% to 6-15-22, then 3 month LIBOR + 3.972%) (B)(C)	5.800	06-15-22		2,085,000	2,131,913
Citigroup, Inc. (3 month EURIBOR + 0.500%) (D)	0.104	03-21-23	EUR	10,835,000	11,961,756
Citigroup, Inc. (3 month BBSW + 1.550%) (D)	2.480	05-04-21	AUD	13,996,000	9,576,509
European Investment Bank	1.500	05-12-22	NOK	117,270,000	12,660,867
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	5,773,178
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	7,567,725
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	18,998,000	12,697,890
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	13,130,000	8,632,994
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	7,188,171
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	12,620,000	8,577,172
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	213,155,000,000	15,384,736
JPMorgan Chase & Co.	3.625	12-01-27		8,525,000	9,001,419
KfW	0.000	09-15-23	EUR	5,350,000	5,984,626
KfW	0.375	03-15-23	EUR	10,960,000	12,395,461
KfW	2.125	08-15-23	EUR	19,615,000	23,653,440
KfW	6.000	08-20-20	AUD	22,610,000	15,840,880
National Bank of Canada (A)	2.150	10-07-22		7,805,000	7,799,860
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	1.950	06-21-23	NOK	88,000,000	9,576,661
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	1.960	06-19-24	NOK	77,000,000	8,375,737
Nordic Investment Bank	1.375	07-15-20	NOK	80,590,000	8,722,350
Nordic Investment Bank	1.500	01-24-22	NOK	58,000,000	6,237,171
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	$11,682,385
Popular, Inc.	6.125	09-14-23		17,095,000	18,334,388
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		18,875,000	19,428,038
The PNC Financial Services Group, Inc.	3.500	01-23-24		6,255,000	6,586,055
U.S. Bancorp	0.850	06-07-24	EUR	35,085,000	39,831,545
U.S. Bancorp	3.000	07-30-29		8,735,000	9,026,058
U.S. Bancorp	3.150	04-27-27		11,055,000	11,649,915
U.S. Bancorp	3.375	02-05-24		5,956,000	6,258,283
U.S. Bancorp	3.600	09-11-24		5,578,000	5,937,799
U.S. Bank NA (B)	2.650	05-23-22		13,640,000	13,880,855
U.S. Bank NA	2.800	01-27-25		6,638,000	6,858,273
U.S. Bank NA	3.000	02-04-21		16,450,000	16,645,149
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	8,664,020
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	2.200	07-27-21	AUD	9,035,000	6,170,028
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	3,625,869
Zions Bancorp NA (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		8,290,000	8,497,250
Capital markets 0.4%
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,849,291
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	8,805,156
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (D)	2.659	02-23-23		9,850,000	9,903,525
Diversified financial services 1.5%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	9,748,455
European Financial Stability Facility	0.125	10-17-23	EUR	17,115,000	19,213,955
European Financial Stability Facility	0.500	01-20-23	EUR	9,300,000	10,533,864
European Financial Stability Facility	1.875	05-23-23	EUR	9,155,000	10,884,260
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	109,135,000	29,902,119
Insurance 1.0%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		25,595,000	34,878,307
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	8,785,722
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	9,056,837
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,806,850
Health care 2.9%					160,602,898
Biotechnology 0.4%
AbbVie, Inc. (A)	2.950	11-21-26		20,355,000	20,546,179
Health care equipment and supplies 0.5%
Becton, Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	10,056,444
DH Europe Finance II Sarl	0.450	03-18-28	EUR	18,445,000	20,037,913
Health care providers and services 1.1%
CommonSpirit Health	3.347	10-01-29		6,630,000	6,656,771
HCA Healthcare, Inc.	6.250	02-15-21		18,583,000	19,465,693
HCA, Inc.	5.000	03-15-24		14,845,000	16,123,488
HCA, Inc.	5.375	02-01-25		15,280,000	16,884,400
Life sciences tools and services 0.3%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	7,164,756
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,705,512
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,757,924
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals 0.6%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	$7,731,165
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,784,387
Bausch Health Companies, Inc. (A)	5.875	05-15-23		9,440,000	9,558,000
Bausch Health Companies, Inc. (A)	6.125	04-15-25		5,300,000	5,511,841
Bausch Health Companies, Inc. (A)	9.000	12-15-25		5,870,000	6,618,425
Industrials 2.4%					128,205,822
Airlines 0.2%
American Airlines Group, Inc. (A)	5.000	06-01-22		7,175,000	7,496,440
JetBlue 2019-1 Class AA Pass Through Trust	2.750	11-15-33		3,490,000	3,543,875
Building products 0.1%
Owens Corning	3.950	08-15-29		6,190,000	6,390,201
Construction and engineering 0.7%
AECOM	5.125	03-15-27		14,752,000	15,710,880
AECOM	5.875	10-15-24		9,935,000	10,853,988
HC2 Holdings, Inc. (A)	11.500	12-01-21		8,930,000	8,215,600
Marine 0.2%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	10,678,688
Professional services 0.1%
IHS Markit, Ltd.	4.750	08-01-28		6,730,000	7,489,581
Road and rail 0.5%
Uber Technologies, Inc. (A)	7.500	09-15-27		9,215,000	9,134,369
Uber Technologies, Inc. (A)	8.000	11-01-26		17,455,000	17,716,825
Trading companies and distributors 0.4%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,777,740
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(D)	2.952	05-02-21		3,715,000	3,728,374
United Rentals North America, Inc.	4.875	01-15-28		7,050,000	7,355,829
Transportation infrastructure 0.2%
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	8,113,432
Information technology 4.3%					233,130,046
IT services 1.0%
Banff Merger Sub, Inc. (A)	9.750	09-01-26		11,650,000	10,918,963
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	5,294,297
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	11,168,768
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	3,951,263
Fiserv, Inc.	3.500	07-01-29		21,025,000	22,086,944
Semiconductors and semiconductor equipment 0.9%
Broadcom, Inc. (A)	4.750	04-15-29		19,277,000	20,613,416
KLA Corp.	4.100	03-15-29		13,099,000	14,364,820
NXP BV (A)	3.875	06-18-26		15,250,000	16,005,153
Software 0.6%
Camelot Finance SA (A)	4.500	11-01-26		4,330,000	4,412,062
Microsoft Corp.	2.400	08-08-26		14,140,000	14,390,220
SS&C Technologies, Inc. (A)	5.500	09-30-27		11,675,000	12,491,666
Technology hardware, storage and peripherals 1.8%
Apple, Inc.	0.875	05-24-25	EUR	7,156,000	8,248,525
Apple, Inc. (B)	2.050	09-11-26		31,440,000	31,082,178
Dell International LLC (A)	5.300	10-01-29		15,715,000	17,395,026
Dell International LLC (A)	8.100	07-15-36		6,301,000	8,146,885
Dell International LLC (A)	8.350	07-15-46		24,267,000	32,559,860
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials 2.3%					$125,218,044
Chemicals 0.1%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		4,175,000	4,094,224
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,869,782
Construction materials 0.1%
St. Mary's Cement, Inc. (A)(B)	5.750	01-28-27		4,140,000	4,626,450
Containers and packaging 1.9%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		4,315,000	4,439,056
Ardagh Packaging Finance PLC (A)	6.000	02-15-25		1,240,000	1,302,000
Ball Corp.	4.000	11-15-23		20,360,000	21,276,200
Ball Corp.	4.375	12-15-20		9,189,000	9,372,780
Ball Corp. (B)	4.875	03-15-26		12,915,000	14,126,040
Ball Corp.	5.250	07-01-25		14,545,000	16,252,438
Berry Global, Inc. (A)(B)	5.625	07-15-27		7,670,000	8,168,550
Crown Americas LLC	4.500	01-15-23		13,265,000	13,868,558
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	13,737,000
Paper and forest products 0.2%
Fibria Overseas Finance, Ltd.	5.500	01-17-27		3,945,000	4,295,316
Suzano Austria GmbH (A)	5.750	07-14-26		4,315,000	4,789,650
Real estate 0.8%					46,218,700
Equity real estate investment trusts 0.8%
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,346,413
Crown Castle International Corp.	3.800	02-15-28		10,355,000	11,046,167
Equinix, Inc.	3.200	11-18-29		6,305,000	6,320,258
Outfront Media Capital LLC (A)	5.000	08-15-27		11,195,000	11,684,781
SBA Communications Corp.	4.875	09-01-24		8,045,000	8,340,734
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,480,347
Utilities 1.5%					83,248,367
Electric utilities 0.8%
Israel Electric Corp., Ltd. (A)	5.000	11-12-24		7,220,000	7,939,112
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	5,182,750
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	17,765,600
Vistra Operations Company LLC (A)	3.550	07-15-24		12,720,000	12,834,416
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,079,692
Independent power and renewable electricity producers 0.7%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,667,805
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	10,869,954
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,292,663

NRG Energy, Inc.	6.625	01-15-27		15,350,000	16,616,375
Convertible bonds 1.9%					$101,155,837
(Cost $86,135,247)
Communication services 0.4%					23,750,416
Diversified telecommunication services 0.3%
GCI Liberty, Inc. (A)	1.750	09-30-46		13,845,000	18,544,366
Media 0.1%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,206,050
Consumer discretionary 0.5%					23,979,813
Household durables 0.5%
Sony Corp.	0.000	09-30-22	JPY	1,850,000,000	23,979,813
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date	Par value^	Value
Health care 0.2%				$11,278,607
Health care providers and services 0.2%
Anthem, Inc.	2.750	10-15-42	2,815,000	11,278,607
Information technology 0.5%				27,045,198
Software 0.5%
Avaya Holdings Corp.	2.250	06-15-23	14,020,000	12,235,844
IAC Financeco 2, Inc. (A)(B)	0.875	06-15-26	14,115,000	14,809,354
Utilities 0.3%				15,101,803
Independent power and renewable electricity producers 0.3%

NRG Energy, Inc.	2.750	06-01-48	13,405,000	15,101,803
Capital preferred securities 1.3%				$72,680,225
(Cost $70,597,049)
Financials 1.3%				72,680,225
Banks 1.3%
First Maryland Capital I (3 month LIBOR + 1.000%) (D)	3.001	01-15-27	13,280,000	12,483,200
First Maryland Capital II (3 month LIBOR + 0.850%) (D)	2.759	02-01-27	17,524,000	16,647,800
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	12-30-19	23,552,000	20,697,498

Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (C)(D)	5.570	12-30-19	22,542,000	22,851,727
Term loans (E) 0.0%				$433,502
(Cost $440,861)
Consumer discretionary 0.0%				433,502
Auto components 0.0%

American Tire Distributors, Inc., PIK, Exit FILO Term Loan (1 month LIBOR + 6.000%)	7.716	09-01-23	440,774	433,502
Collateralized mortgage obligations 5.1%				$278,961,116
(Cost $275,074,417)
Commercial and residential 4.4%				238,227,369
Arroyo Mortgage Trust
Series 2018-1, Class A1 (A)(F)	3.763	04-25-48	9,532,055	9,689,498
Series 2019-1, Class A1 (A)(F)	3.805	01-25-49	12,640,200	12,898,194
Series 2019-2, Class A1 (A)(F)	3.347	04-25-49	18,040,072	18,252,752
Series 2019-3, Class A1 (A)(F)	2.962	10-25-48	10,187,934	10,229,200
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR, Class ENM (A)(F)	3.843	11-05-32	7,550,000	7,142,912
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(D)	4.202	03-15-37	10,580,000	10,576,618
BHMS Mortgage Trust Series 2018-ATLS, Class C (1 month LIBOR + 1.900%) (A)(D)	3.665	07-15-35	8,770,000	8,769,886
BX Commercial Mortgage Trust
Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(D)	3.716	03-15-37	13,569,000	13,551,873
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	2.685	10-15-36	24,345,000	24,367,838
BXP Trust
Series 2017-CC, Class C (A)(F)	3.670	08-13-37	6,835,000	7,062,760
Series 2017-GM, Class D (A)(F)	3.539	06-13-39	14,495,000	14,808,650
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (A)(D)	3.365	05-15-36	9,960,000	9,972,473
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	8,115,000	8,114,924
DBGS Mortgage Trust Series 2018-BIOD, Class B (1 month LIBOR + 0.888%) (A)(D)	2.653	05-15-35	8,835,883	8,822,103
GS Mortgage Securities Corp. Trust Series 2018-TWR, Class A (1 month LIBOR + 0.900%) (A)(D)	2.665	07-15-31	10,880,000	10,839,270
HarborView Mortgage Loan Trust
Series 2004-7, Class 4A (F)	4.438	11-19-34	1,854,413	1,930,156
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (D)	2.064	06-20-35	1,939,912	$1,938,562
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (D)	2.174	06-20-35	1,336,661	1,353,756
Series 2007-3, Class ES IO (A)	0.350	05-19-47	6,233,409	106,072
Series 2007-4, Class ES IO	0.350	07-19-47	6,244,306	91,015
Series 2007-6, Class ES IO (A)	0.343	08-19-37	5,535,895	78,247
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A (A)(F)	2.949	09-06-38	570,000	584,410
Series 2018-AON, Class D (A)(F)	4.767	07-05-31	3,635,000	3,834,175
Series 2018-PHH, Class C (1 month LIBOR + 1.360%) (A)(D)	3.125	06-15-35	3,580,000	3,578,841
Merrill Lynch Mortgage Investors Trust Series 2005-A2, Class A2 (F)	4.462	02-25-35	1,371,363	1,390,212
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (F)	4.357	10-25-34	529,823	548,634
Series 2004-9, Class 1A (F)	5.376	11-25-34	1,426,464	1,527,601
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	7,494,818
One Bryant Park Trust Series 2019-OBP, Class A (A)	2.516	09-15-54	13,505,000	13,380,065
Verus Securitization Trust Series 2018-1, Class A1 (A)(F)	2.929	02-25-48	3,311,086	3,313,414
VNDO Trust Series 2016-350P, Class D (A)(F)	4.033	01-10-35	9,985,000	10,455,454
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (D)	2.088	01-25-45	1,635,795	1,634,284
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (D)	2.548	07-25-45	1,850,383	1,840,455
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(F)	3.715	11-10-36	7,935,000	8,048,247
U.S. Government Agency 0.7%				40,733,747
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (D)	3.358	04-25-24	619,860	621,412
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (D)	3.558	10-25-27	1,667,468	1,676,654
Series 2017-DNA2, Class M1 (1 month LIBOR + 1.200%) (D)	2.908	10-25-29	7,113,238	7,133,203
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (D)	2.458	03-25-30	5,524,648	5,527,866
Federal National Mortgage Association
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (D)	2.258	01-25-30	97,935	97,924
Series 2019-R04, Class 2M2 (1 month LIBOR + 2.100%) (A)(D)	3.808	06-25-39	11,215,000	11,249,901

Series 2019-R06, Class 2M2 (1 month LIBOR + 2.100%) (A)(D)	3.808	09-25-39	14,360,000	14,426,787
Asset backed securities 3.7%				$201,874,517
(Cost $196,121,918)
Asset backed securities 3.7%				201,874,517
American Express Credit Account Master Trust Series 2019-1, Class A	2.972	10-15-24	9,085,000	9,305,028
AMSR Trust Series 2019-SFR1, Class A (A)	2.774	01-17-29	18,845,000	18,843,808
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(D)	1.948	07-25-36	3,379,216	3,380,787
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	6,892,275	7,087,469
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	6,174,000	6,272,599
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,810,675	11,086,239
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,825,725	6,003,351
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,872,725	6,137,467
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(D)	3.190	07-25-47	14,239,400	14,230,856
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,799,360	5,956,639
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (A)	5.093	04-30-47	6,654,375	$7,080,588
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (D)	2.078	10-25-35	3,080,131	3,094,906
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(D)	3.212	07-17-37	7,715,000	7,662,642
Home Partners of America Trust Series 2019-1, Class B (A)	3.157	09-17-39	5,030,000	5,109,822
Jack in the Box Funding LLC Series 2019-1A, Class A2II (A)	4.476	08-25-49	7,015,000	7,087,605
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	3,947	3,998
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (A)(F)	3.500	08-25-58	16,335,606	16,760,299
MVW Owner Trust Series 2018-1A, Class A (A)	3.450	01-21-36	6,732,064	6,922,000
NextGear Floorplan Master Owner Trust Series 2018-2A, Class A2 (A)	3.690	10-15-23	11,700,000	12,032,448
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (D)	2.443	03-25-35	4,589,124	4,597,017
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	19,539,000	20,792,622
Towd Point Mortgage Trust
Series 2018-3, Class A1 (A)(F)	3.750	05-25-58	4,145,733	4,312,108
Series 2018-4, Class A1 (A)(F)	3.000	06-25-58	7,086,755	7,233,344
Series 2019-1, Class A1 (A)(F)	3.750	03-25-58	10,432,690	10,880,875

	Shares	Value
Common stocks 1.5%		$80,294,999
(Cost $79,915,786)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (G)(H)	110,794	0
Financials 1.5%		78,353,383
Banks 1.2%
JPMorgan Chase & Co.	148,960	19,626,970
M&T Bank Corp.	85,545	14,092,683
Royal Bank of Canada (B)	181,607	14,846,372
U.S. Bancorp	270,135	16,216,204
Capital markets 0.3%
The Bank of New York Mellon Corp.	277,132	13,571,154
Industrials 0.0%		1,941,616
Construction and engineering 0.0%

HC2 Holdings, Inc. (B)(H)	907,297	1,941,616
Preferred securities 4.6%		$250,153,172
(Cost $239,567,034)
Financials 1.3%		68,216,511
Banks 1.3%
First Horizon Bank (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(D)	22,722	16,359,840
U.S. Bancorp, 5.500%	546,850	14,491,525
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	22,325	18,850,337
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	7,260,185
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	6,164,897
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Zions Bancorp NA (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	177,776	$5,089,727
Health care 0.4%		18,608,891
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125%	298,890	18,608,891
Industrials 0.7%		39,878,917
Machinery 0.7%
Fortive Corp., 5.000% (B)	28,545	26,716,315
Stanley Black & Decker, Inc., 5.250%	126,600	13,162,602
Information technology 0.2%		13,062,530
Semiconductors and semiconductor equipment 0.2%
Broadcom, Inc., 8.000% (B)	11,290	13,062,530
Real estate 0.3%		15,870,023
Equity real estate investment trusts 0.3%
Crown Castle International Corp., 6.875%	13,140	15,870,023
Utilities 1.7%		94,516,300
Electric utilities 0.8%
American Electric Power Company, Inc., 6.125%	380,600	20,251,726
The Southern Company, 6.750%	460,900	24,280,212
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250% (B)	128,700	6,519,942
Multi-utilities 0.8%
Dominion Energy, Inc., 7.250%	251,500	26,545,825

DTE Energy Company, 6.250%	339,050	16,918,595
Rights 0.0%		$3,115
(Cost $0)
DISH Network Corp. (Expiration Date: 12-9-19; Strike Price: $33.52) (H)	4,582	3,115

	Contracts/ Notional amount	Value
Purchased options 0.0%		$1,039,312
(Cost $2,823,102)
Calls 0.0%		1,039,312
Over the Counter Option on the USD vs. MXN (Expiration Date: 2-20-20; Strike Price: $21.25; Counterparty: Goldman Sachs Bank USA) (H)(I)	74,175,060	204,946
Over the Counter Option on the USD vs. MXN (Expiration Date: 9-11-20; Strike Price: $22.50; Counterparty: Goldman Sachs Bank USA) (H)(I)	72,680,000	834,366

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.8%				$148,871,180
(Cost $148,880,321)
U.S. Government Agency 0.6%				30,022,000
Federal Home Loan Bank Discount Note	1.530	12-02-19	23,877,000	23,877,000
Federal Home Loan Mortgage Corp. Discount Note	1.530	12-02-19	6,145,000	6,145,000

	Yield (%)	Shares	Value
Short-term funds 1.2%			63,706,180
John Hancock Collateral Trust (J)	1.7887(K)	6,366,607	63,706,180

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Par value^	Value
Repurchase agreement 1.0%		55,143,000
Barclays Tri-Party Repurchase Agreement dated 11-29-19 at 1.600% to be repurchased at $53,411,121 on 12-2-19, collateralized by $42,244,800 U.S. Treasury Bonds, 3.750% due 8-15-41 (maturity value of $54,479,385)	53,404,000	53,404,000
Repurchase Agreement with State Street Corp. dated 11-29-19 at 0.550% to be repurchased at $1,739,080 on 12-2-19, collateralized by $1,760,000 U.S. Treasury Notes, 2.000% due 10-31-21 (maturity value of $1,773,885)	1,739,000	1,739,000

Total investments (Cost $5,383,354,044) 100.4%	$5,450,793,290
Other assets and liabilities, net (0.4%)	(20,241,587)
Total net assets 100.0%	$5,430,551,703

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,779,104,299 or 32.8% of the fund's net assets as of 11-30-19.
(B)	All or a portion of this security is on loan as of 11-30-19. The value of securities on loan amounted to $62,148,095.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 11-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-19:
United States	61.5%
Canada	6.5%
Indonesia	3.5%
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Supranational	2.8%
Brazil	2.8%
Philippines	2.2%
Singapore	2.1%
Ireland	1.8%
Malaysia	1.6%
Norway	1.5%
Other countries	13.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	96	Short	Dec 2019	$(15,332,928)	$(14,944,635)	$388,293
						$388,293
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	70,030,000	CAD	62,943,524	ANZ	2/12/2020	$47,816	—
AUD	28,792,028	EUR	17,735,000	GSI	2/12/2020	—	$(127,602)
AUD	28,757,517	EUR	17,735,000	RBC	2/12/2020	—	(150,987)
AUD	100,685,000	JPY	7,363,944,838	CITI	2/12/2020	597,698	—
AUD	44,040,000	USD	30,304,805	ANZ	2/12/2020	—	(460,872)
AUD	54,922,268	USD	37,221,919	GSI	2/12/2020	—	(3,562)
AUD	40,114,535	USD	27,175,793	HUS	2/12/2020	8,029	—
AUD	5,585,000	USD	3,846,736	NAB	2/12/2020	—	(62,032)
BRL	9,723,028	USD	2,324,187	CITI	2/12/2020	—	(35,028)
BRL	140,837,775	USD	34,019,208	SSB	2/12/2020	—	(860,785)
CAD	31,500,895	AUD	35,015,000	ANZ	2/12/2020	—	(1,965)
CAD	39,735,090	AUD	44,040,000	CIBC	2/12/2020	84,103	—
CAD	52,342,805	EUR	35,510,000	MSCS	2/12/2020	102,401	—
CAD	103,827,068	EUR	70,455,000	SSB	2/12/2020	183,803	—
CAD	22,280,000	JPY	1,808,345,060	RBC	2/12/2020	172,833	—
CAD	17,295,000	NOK	116,947,406	MSCS	2/12/2020	336,609	—
CAD	52,150,000	NOK	351,792,166	SSB	2/12/2020	1,106,347	—
CAD	74,308,671	NZD	88,425,000	ANZ	2/12/2020	—	(862,615)
CAD	29,794,432	NZD	35,480,000	GSI	2/12/2020	—	(362,295)
CAD	14,935,435	NZD	17,640,000	SSB	2/12/2020	—	(88,091)
CAD	10,804,422	USD	8,119,456	CIBC	2/12/2020	18,317	—
CAD	60,810,017	USD	46,230,000	RBC	2/12/2020	—	(428,559)
CAD	31,204,891	USD	23,470,000	TD	2/12/2020	33,183	—
EUR	35,470,000	AUD	57,234,924	SCB	2/12/2020	491,794	—
EUR	84,828,500	CAD	124,908,130	GSI	2/12/2020	—	(145,483)
EUR	21,136,500	CAD	31,183,101	RBC	2/12/2020	—	(81,488)
EUR	52,692,241	GBP	46,906,719	HUS	2/12/2020	—	(2,471,154)
EUR	21,650,000	GBP	18,770,117	SSB	2/12/2020	—	(363,474)
EUR	17,792,500	GBP	15,445,402	TD	2/12/2020	—	(324,203)
EUR	4,770,096	USD	5,262,002	MSCS	12/3/2019	—	(6,312)
EUR	60,645,471	USD	67,442,361	CITI	2/12/2020	—	(287,231)
EUR	33,345,694	USD	37,116,924	GSI	2/12/2020	—	(191,917)
EUR	89,334,600	USD	99,529,283	JPM	2/12/2020	—	(605,543)
EUR	14,224,045	USD	15,800,025	MSCS	2/12/2020	—	(49,177)
EUR	45,075,958	USD	50,368,814	UBS	2/12/2020	—	(454,422)
GBP	31,362,782	EUR	34,975,000	GSI	2/12/2020	1,935,852	—
GBP	15,517,245	EUR	17,792,500	MSCS	2/12/2020	417,355	—
GBP	17,745,000	USD	22,330,308	GSI	2/12/2020	677,899	—
GBP	52,405,000	USD	66,491,148	HUS	2/12/2020	1,457,293	—
GBP	53,187,500	USD	68,426,709	JPM	2/12/2020	536,323	—
GBP	71,085,000	USD	92,237,763	RBC	2/12/2020	—	(68,792)
GBP	41,408,319	USD	52,384,866	SSB	2/12/2020	1,305,253	—
JPY	3,711,804,173	USD	34,715,000	CITI	2/12/2020	—	(625,013)
JPY	14,841,198,679	USD	139,540,000	HUS	2/12/2020	—	(3,235,322)
JPY	9,883,453,175	USD	91,745,000	SCB	2/12/2020	—	(973,296)
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	7,434,630,085	USD	70,190,000	SSB	2/12/2020	—	$(1,908,800)
MXN	1,060,118,269	USD	53,527,527	CITI	2/12/2020	$107,643	—
MXN	573,318,801	USD	29,091,656	GSI	2/12/2020	—	(85,410)
MXN	229,799,306	USD	11,775,401	MSCS	2/12/2020	—	(149,034)
MXN	925,308,471	USD	46,532,055	SSB	2/12/2020	282,606	—
NOK	471,627,301	CAD	69,445,000	GSI	2/12/2020	—	(1,129,614)
NOK	326,196,568	USD	35,547,500	UBS	2/12/2020	—	(152,377)
NZD	18,377,352	AUD	17,173,330	ANZ	2/12/2020	173,601	—
NZD	20,218,764	AUD	18,898,160	RBC	2/12/2020	188,244	—
NZD	88,570,000	CAD	74,441,220	GSI	2/12/2020	855,973	—
NZD	52,975,000	CAD	43,970,257	NAB	2/12/2020	929,324	—
NZD	2,135,000	USD	1,375,004	ANZ	2/12/2020	—	(2,831)
NZD	50,503,174	USD	31,917,602	SSB	2/12/2020	540,987	—
SGD	67,113,578	USD	49,370,000	GSI	2/12/2020	—	(261,273)
USD	118,579,638	AUD	173,292,445	ANZ	2/12/2020	1,147,119	—
USD	23,868,230	AUD	34,865,000	CITI	2/12/2020	241,783	—
USD	82,753,595	AUD	120,522,079	HUS	2/12/2020	1,081,186	—
USD	9,787,560	BRL	40,221,976	CITI	2/12/2020	317,818	—
USD	26,871,929	BRL	110,338,826	SSB	2/12/2020	894,086	—
USD	13,417,836	CAD	17,809,199	BMO	2/12/2020	4,142	—
USD	46,230,000	CAD	60,822,268	CIBC	2/12/2020	419,331	—
USD	32,252,438	CAD	42,924,419	HUS	2/12/2020	—	(77,765)
USD	142,010,000	CAD	187,163,500	MSCS	2/12/2020	1,040,495	—
USD	195,342,250	CAD	256,857,784	RBC	2/12/2020	1,879,773	—
USD	27,321,171	EUR	24,379,536	CITI	2/12/2020	324,745	—
USD	46,651,667	EUR	41,715,273	GSI	2/12/2020	458,694	—
USD	7,222,204	EUR	6,532,026	HUS	2/12/2020	—	(10,968)
USD	483,949,305	EUR	433,122,038	MSCS	2/12/2020	4,336,121	—
USD	43,691,607	EUR	39,365,000	SCB	2/12/2020	101,184	—
USD	362,298	EUR	323,540	SSB	2/12/2020	4,030	—
USD	23,436,948	EUR	21,137,180	UBS	2/12/2020	30,911	—
USD	21,792,295	GBP	17,415,000	CITI	2/12/2020	—	(788,033)
USD	54,963,405	GBP	43,213,630	HUS	2/12/2020	—	(1,067,485)
USD	45,807,978	GBP	35,430,000	JPM	2/12/2020	—	(130,639)
USD	23,091,408	GBP	17,801,250	MSCS	2/12/2020	10,267	—
USD	46,076,892	GBP	35,546,250	SCB	2/12/2020	—	(12,456)
USD	22,961,709	GBP	17,775,000	SSB	2/12/2020	—	(85,396)
USD	35,095,000	JPY	3,788,154,298	CITI	2/12/2020	303,798	—
USD	35,095,000	JPY	3,789,698,481	HUS	2/12/2020	289,615	—
USD	34,730,000	JPY	3,695,879,775	SCB	2/12/2020	786,266	—
USD	45,960,000	JPY	4,874,931,240	SSB	2/12/2020	1,187,611	—
USD	47,052,747	MXN	927,255,351	CITI	2/12/2020	139,587	—
USD	22,056,412	MXN	434,455,465	GSI	2/12/2020	75,759	—
USD	11,775,401	MXN	228,413,341	MSCS	2/12/2020	219,154	—
USD	94,381,183	MXN	1,871,001,645	SSB	2/12/2020	—	(279,472)
USD	17,773,750	NOK	162,739,711	JPM	2/12/2020	115,097	—
USD	84,165,607	NOK	750,816,133	SSB	2/12/2020	2,695,624	—
USD	22,527,513	NOK	206,152,318	UBS	2/12/2020	158,216	—
USD	63,903,839	NZD	99,273,250	ANZ	2/12/2020	100,531	—
USD	35,840,535	NZD	55,861,116	NAB	2/12/2020	—	(61,624)
USD	111,996,073	SGD	154,266,358	ANZ	2/12/2020	—	(884,578)
USD	24,895,000	SGD	33,802,555	HUS	2/12/2020	160,803	—
USD	88,651,270	SGD	121,601,679	MSCS	2/12/2020	—	(327,799)
USD	24,475,000	SGD	33,781,129	SCB	2/12/2020	—	(243,519)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	13,027,659	SGD	17,963,917	UBS	2/12/2020	—	$(117,000)
						$31,115,032	$(21,103,293)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BMO	Bank of Montreal
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Donimion Bank
UBS	UBS AG
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of November 30, 2019, by major security category or type:
	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$492,912,035	—	$492,912,035	—
Foreign government obligations	1,230,730,228	—	1,230,730,228	—
Corporate bonds	2,591,684,052	—	2,591,684,052	—
Convertible bonds	101,155,837	—	101,155,837	—
Capital preferred securities	72,680,225	—	72,680,225	—
Term loans	433,502	—	433,502	—
Collateralized mortgage obligations	278,961,116	—	278,961,116	—
Asset backed securities	201,874,517	—	201,874,517	—
Common stocks	80,294,999	$80,294,999	—	—
Preferred securities	250,153,172	191,206,994	58,946,178	—
Rights	3,115	3,115	—	—
Purchased options	1,039,312	—	1,039,312	—
Short-term investments	148,871,180	63,706,180	85,165,000	—
Total investments in securities	$5,450,793,290	$335,211,288	$5,115,582,002	—
Derivatives:
Assets
Futures	$388,293	$388,293	—	—
Forward foreign currency contracts	31,115,032	—	$31,115,032	—
|	19

	Total value at 11-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liabilities
Forward foreign currency contracts	$(21,103,293)	—	$(21,103,293)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	6,366,607	$68,339,096	$82,072,794	$(86,699,876)	$(1,650)	$(4,184)	$123,568	—	$63,706,180
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
20	|